Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subs
e
quent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.
On October 14, 2023 and November 14, 2023, the Company issued non-interest bearing, unsecured promissory notes in the aggregate principal amount of
$80,000
, respectively, (the “Notes”) to the Sponsor. The
$80,000
was

deposited into the Company’s trust account in order to extend the amount of time that the Company has available to complete a business combination. Upon the closing of a business combination by the Company, the Sponsor may elect to either receive repayment under the Notes or to convert all or a portion of the amount loaned under the Notes into Series A common stock of the Company at a price equal to
$
10.20
per share. In the event that the Company does not complete a business combination, the amounts loaned under the Notes will be repaid to the Sponsor only from funds held outside the Trust Account or will be forfeited, eliminated, or otherwise forgiven.
On October 14, 2023, by resolution of the board of directors of the Company, the Company extended the expiration date of the Business Combination Period from October 19, 2023 to November 19, 2023.
On November 14, 2023, by resolution of the board of directors of the Company, the Company extended the expiration date of the Business Combination Period from November 19, 2023 to December 19, 2023.
On D
ecember
8, 2023 and December 11, 2023, the Sponsor advanced the Company $10,000 and $1,630,000, respectively, to fund the account for the funds used in operations.
On December 11, 2023, the Company made income tax payments for the tax year of 2022 and estimated income tax for the 2023 tax year in the amount of $881,627 and $918,000, respectively.
On December 11, 2023, the Company filed its 2022 federal income tax return.
On December 11, 2023, the Company, Abpro Merger Sub Corp., a Delaware corporation, and Abpro Corporation, a Delaware corporation, entered into a business combination agreement (the “Business Combination Agreement”). Please see the Form 8-K filed on December 12, 2023 for more information on the terms of the Business Combination Agreement, which contains customary representations and warranties, covenants, closing conditions, termination provisions and other terms relating to the
Merger.
On December 15, 2023, the Company held a special meeting of stockholders to propose an amendment to the Company’s amended and restated certificate of incorporation that extends the business combination period from December 19, 2023 to September 19, 2024.

NOTE 10—SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.